Other Income (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income
Payment received		$ 392,000
Cash amount received		$ 202,200
Common stock		2,085,258
Disgorgement obligation		$ 808,781
Other income	$ 0	$ 1,402,981